Prepayments, Other Receivables and Other Assets, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Prepayments, Other Receivables and Other Assets, Net (Details) [Line Items]
Provisions		¥ 7,840,000
Movements in allowance	1,000
Prepayment [Member]
Prepayments, Other Receivables and Other Assets, Net (Details) [Line Items]
Provisions	¥ 2,978	¥ 20